-------------------------------------
                                                     OMB APPROVAL
                                        -------------------------------------
                                        OMB Number:          3235-006
                                        Expires:             October 31, 2000
                                        Estimated average
                                           burden hours per
                                           response:         24.7
                                        -------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999
                                                -------------------
Check here if Amendment [ ]; Amendment Number:
                                               --------------------
  This Amendment (Check only one.):    [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Banco Central Hispanoamericano, S.A.
Address:      Calle Alcala 49,
              Madrid
              Spain

Form 13F File Number: 28-______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Gonzalo de Las Heras
Title:      Executive Vice President, Banco Santander Central Hispano, S.A.
Phone:      212-350-3444

Signature, Place, and Date of Signing:

   /s/ Gonzalo de las Heras              New York, NY        October 10, 1999
   ----------------------------          -------------       ----------------
            [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

  Form 13F File Number              Name

  28-________________

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             1
                                           -------------
Form 13F Information Table Entry Total:        115
                                           -------------
Form 13F Information Table Value Total:       333,326
                                           -------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.             Form 13F File Number                  Name

      1.       28-__________________               BCH Gestion, S.G.I.I.C., S.A.

      [Repeat as necessary.]

                                        -------------------------------------
                                                     OMB APPROVAL
                                        -------------------------------------
                                        OMB Number:          3235-006
                                        Expires:             October 31, 2000
                                        Estimated average
                                           burden hours per
                                           response:         24.7
                                        -------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999
                                                -------------------
Check here if Amendment [ ]; Amendment Number:
                                               --------------------
  This Amendment (Check only one.):    [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         BCH Gestion, S.G.I.I.C., S.A.
Address:      C/ Juan Esplandiu, 11-3(a) pl.
              28007 MADRID, SPAIN

Form 13F File Number: 28-______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Gustavo A. Suarez Cuesta
Title:      Consejero Delegado
Phone:      34-91-573-72-61

Signature, Place, and Date of Signing:

   /s/ Gustavo A. Suarez Cuesta          Madrid, Spain        October 7, 1999
   ----------------------------          -------------        ---------------
            [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

  Form 13F File Number              Name

  28-________________               Banco Central Hispanoamericano, S.A.

                                                     FORM 13F INFORMATION TABLE


                                                       Column 4:       Column 5:
                                                         Fair    --------------------                                 Column 8:
                                          Column 3:     Market   Shares or               Column 6:   Column 7:    Voting Authority
       Column 1:         Column 2:          CUSIP       Value    Principal  Sh/  Put/   Investment     Other     -------------------
     Name of Issuer   Title of Class       Number     (x$1000)    Amount    Prn  Call   Discretion   Managers    Sole    Shared None
     --------------   --------------      ---------   ---------- ---------  ---  ---- -------------- ---------   ----   ------  ----

AT&T CORP                COM              001957109     14,327   258,150     Sh       Shared-Defined      1     258,150
ABBOTT LABS              COM              002824100        438     9,700     Sh       Shared-Defined      1       9,700
ADOBE SYS INC            COM              00724F101      1,779    24,000     Sh       Shared-Defined      1      24,000
ALLERGAN INC             COM              018490102        372     4,000     Sh       Shared-Defined      1       4,000
AMERICA ONLINE
  INC DEL                COM              02364J104        214     1,500     Sh       Shared-Defined              1,500
AMERICA ONLINE
  INC DEL                COM              02364J104     27,486   230,492     Sh       Shared-Defined      1     230,492
AMERICAN EXPRESS CO      COM              025816109        242     2,000     Sh       Shared-Defined      1       2,000
AMERICAN HOME PRODS
  CORP                   COM              026609107        864    15,000     Sh       Shared-Defined      1      15,000
AMERITRADE HLDG CORP     CL A             03072H109      2,709    30,200     Sh       Shared-Defined      1      30,200
AT HOME CORP             COM SER A        045919107      2,309    20,000     Sh       Shared-Defined      1      20,000
BANCO BILBAO VIZCAYA
  INTL GIBR              SPNS ADR GTD E   059456400      1,371    53,000     Sh       Shared-Defined                              X
BARD C R INC             COM              067383109        456    10,000     Sh       Shared-Defined      1      10,000
BAXTER INTL INC          COM              071813109      1,291    20,000     Sh       Shared-Defined      1      20,000
BERGEN BRUNSWIG CORP     CL A             083739102        440    20,000     Sh       Shared-Defined      1      20,000
BERKSHIRE HATHAWAY
  INC DEL                CL A             084670108      3,168        44     Sh       Shared-Defined      1          44
BEYOND COM CORP          COM              08860E101        213    10,000     Sh       Shared-Defined      1      10,000
BRISTOL MYERS SQUIBB
  CO                     COM              110122108      1,098    16,000     Sh       Shared-Defined      1      16,000
BROADCAST COM INC        COM              111310108      2,200    20,000     Sh       Shared-Defined      1      20,000
CBS CORP                 COM              12490K107      1,336    32,000     Sh       Shared-Defined      1      32,000
CMGI INC                 COM              125750109      1,036    10,000     Sh       Shared-Defined      1      10,000
CNET INC                 COM              125945105      1,949    18,000     Sh       Shared-Defined      1      18,000
CVS CORP                 COM              126650100      4,080    88,693     Sh       Shared-Defined      1      88,693
CAMPBELL SOUP CO         COM              134429109        795    18,000     Sh       Shared-Defined      1      18,000
CANADIAN PAC LTD NEW     COM              135923100        904    39,500     Sh       Shared-Defined      1      39,500
CENTOCOR INC             COM              152342101        434    10,000     Sh       Shared-Defined      1      10,000
CENTRAL EUROPEAN
  VALUE FD INC           COM              153455100          5       540     Sh       Shared-Defined                540
CIENA CORP               COM              171779101        288    10,000     Sh       Shared-Defined      1      10,000
CITIGROUP INC            COM              172967101     15,252   230,215     Sh       Shared-Defined      1     230,215
COCA COLA CO             COM              191216100        342     5,000     Sh       Shared-Defined      1       5,000
COLGATE PALMOLIVE CO     COM              194162103      5,951    59,585     Sh       Shared-Defined      1      59,585
COMPAQ COMPUTER CORP     COM              204493100        237    10,000     Sh       Shared-Defined      1      10,000
DIAMONDS TR              UNIT SER 1       252787106        633     6,000     Sh       Shared-Defined      1       6,000
DOUBLECLICK INC          COM              258609304      1,598    16,400     Sh       Shared-Defined      1      16,400
EG & G INC               COM              268457108      1,098    37,000     Sh       Shared-Defined      1      37,000
E M C CORP MASS          COM              268648102      2,993    30,000     Sh       Shared-Defined      1      30,000

                                                       Column 4:       Column 5:
                                                         Fair    --------------------                                 Column 8:
                                          Column 3:     Market   Shares or              Column 6:    Column 7:    Voting Authority
       Column 1:         Column 2:          CUSIP       Value    Principal  Sh/  Put/  Investment      Other     -------------------
     Name of Issuer   Title of Class       Number     (x$1000)    Amount    Prn  Call  Discretion    Managers    Sole    Shared None
     --------------   --------------      --------    ---------- ---------  ---  ---- -------------- --------    ----   ------  ----


E TRADE GROUP INC        COM              269246104      4,290    96,400     Sh       Shared-Defined      1      96,400
EBAY INC                 COM              278642103      3,898    22,000     Sh       Shared-Defined      1      22,000
EDWARDS AG INC           COM              281760108        235     7,000     Sh       Shared-Defined      1       7,000
ELECTRONIC DATA SYS
  NEW                    COM              285661104        281     5,000     Sh       Shared-Defined      1       5,000
EXODUS
  COMMUNICATIONS INC     COM              302088109        300     4,000     Sh       Shared-Defined      1       4,000
FDX CORP                 COM              31304N107      1,101    20,000     Sh       Shared-Defined      1      20,000
FORD MTR CO DEL          COM              345370100      1,318    23,100     Sh       Shared-Defined      1      23,100
GTE CORP                 COM              362320103        631    10,000     Sh       Shared-Defined      1      10,000
GANNETT INC              COM              364730101        412     5,700     Sh       Shared-Defined      1       5,700
GARTNER GROUP INC
  NEW                    COM              366651107        230    10,000     Sh       Shared-Defined      1      10,000
GENERAL ELEC CO          COM              369604103        407     4,000     Sh       Shared-Defined      1       4,000
GEOCITIES                COM              37247V106        401     4,000     Sh       Shared-Defined      1       4,000
HEALTHCARE
  RECOVERIES INC         COM              42220K101         41    10,000     Sh       Shared-Defined      1      10,000
HEWLETT PACKARD CO       COM              428236103      1,752    18,580     Sh       Shared-Defined      1      18,580
INFOSEEK CORP            COM              45678M107      1,047    25,000     Sh       Shared-Defined      1      25,000
INTEL CORP               COM              458140100        487     9,000     Sh       Shared-Defined      1       9,000
INTERNATIONAL
  BUSINESS MACHS         COM              459200101     42,673   366,885     Sh       Shared-Defined      1     366,885
INTERNATIONAL
  BUSINESS MACHS         COM              459200101        386     2,175     Sh       Shared-Defined              2,175
INTUIT                   COM              461202103        488     6,000     Sh       Shared-Defined      1       6,000
JOHNSON & JOHNSON        COM              478160104      3,887    41,960     Sh       Shared-Defined      1      41,960
LANDS END INC            COM              515086106        342     8,000     Sh       Shared-Defined      1       8,000
LIGAND
  PHARMACEUTICALS INC    CL B             53220K207        513    50,000     Sh       Shared-Defined      1      50,000
LILLY ELI & CO           COM              532457108      1,429    20,000     Sh       Shared-Defined      1      20,000
LUCENT TECHNOLOGIES
  INC                    COM              549463107        375     6,600     Sh       Shared-Defined      1       6,600
LYCOS INC                COM              550818108      2,010    20,000     Sh       Shared-Defined      1      20,000
MCI WORLDCOM INC         COM              55268B106     11,427   132,300     Sh       Shared-Defined      1     132,300
MARKETWATCH COM INC      COM              570619106        726    14,000     Sh       Shared-Defined      1      14,000
MARSH & MCLENNAN COS
  INC                    COM              571748102      1,470    20,200     Sh       Shared-Defined      1      20,200
MEDTRONIC INC            COM              585055106        710    10,000     Sh       Shared-Defined      1      10,000
MELLON BK CORP           COM              585509102      5,687   160,200     Sh       Shared-Defined      1     160,200
MERCK & CO INC           COM              589331107      4,286    63,500     Sh       Shared-Defined      1      63,500
MERRILL LYNCH & CO
  INC                    COM              590188108     15,330   182,500     Sh       Shared-Defined      1     182,500
MICROSOFT CORP           COM              594918104      3,869    47,950     Sh       Shared-Defined      1      47,950
MOBIL CORP               COM              607059102        304     3,000     Sh       Shared-Defined      1       3,000
NETMANAGE INC            COM              641144100        263   100,000     Sh       Shared-Defined      1     100,000
NETWORK APPLIANCE INC    COM              64120L104        943    20,000     Sh       Shared-Defined      1      20,000
NIKE INC                 CL B             654106103        366     6,000     Sh       Shared-Defined      1       6,000


                                                                  2

                                                       Column 4:       Column 5:
                                                         Fair    --------------------                                 Column 8:
                                          Column 3:     Market   Shares or              Column 6:    Column 7:    Voting Authority
       Column 1:         Column 2:          CUSIP       Value    Principal  Sh/  Put/  Investment      Other     -------------------
     Name of Issuer   Title of Class       Number     (x$1000)    Amount    Prn  Call  Discretion    Managers    Sole    Shared None
     --------------   --------------      --------    ---------- ---------  ---  ---- -------------- --------    ----   ------  ----

NOVELLUS SYS INC         COM              670008101        976    20,000     Sh       Shared-Defined      1      20,000
OFFICE DEPOT INC         COM              676220106      2,450   117,375     Sh       Shared-Defined      1     117,375
OPTICAL SECURITY
  GROUP INC              COM NEW          683848204        407   105,000     Sh       Shared-Defined      1     105,000
PAIRGAIN
  TECHNOLOGIES INC       COM              695934109      1,244   100,000     Sh       Shared-Defined      1     100,000
PFIZER INC               COM              717081103      3,756    35,100     Sh       Shared-Defined      1      35,100
PHARMACOPEIA INC         COM              71713B104         98    11,000     Sh       Shared-Defined      1      11,000
PROCTER & GAMBLE CO      COM              742718109      8,198    87,800     Sh       Shared-Defined      1      87,800
QWEST COMMUNICATIONS
  INTL INC               COM              749121109     13,674   320,800     Sh       Shared-Defined      1     320,800
REALNETWORKS INC         COM              75605L104        213     3,000     Sh       Shared-Defined      1       3,000
REVLON INC               CL A             761525500        290    10,000     Sh       Shared-Defined      1      10,000
SBC COMMUNICATIONS
  INC                    COM              78387G103      1,125    22,000     Sh       Shared-Defined      1      22,000
SPDR TR                  UNIT SER 1       78462F103        457     3,550     Sh       Shared-Defined              3,550
SPDR TR                  UNIT SER 1       78462F103        588     4,500     Sh       Shared-Defined      1       4,500
SCHERING PLOUGH CORP     COM              806605101      9,325   206,940     Sh       Shared-Defined      1     206,940
SCHWAB CHARLES CORP
  NEW                    COM              808513105        741     7,000     Sh       Shared-Defined      1       7,000
SERVICEMASTER CO         COM              81760N109        770    42,500     Sh       Shared-Defined      1      42,500
SIEBEL SYS INC           COM              826170102      5,222   114,700     Sh       Shared-Defined      1     114,700
SOUTHWEST SECS GROUP
  INC                    COM              845224104      1,997    30,000     Sh       Shared-Defined      1      30,000
SUN MICROSYSTEMS INC     COM              866810104      3,525    59,000     Sh       Shared-Defined      1      59,000
SYLVAN LEARNING SYS
  INC                    COM              871399101        578    19,925     Sh       Shared-Defined             19,925
SYLVAN LEARNING SYS
  INC                    COM              871399101     16,128   591,860     Sh       Shared-Defined      1     591,860
TERAYON
  COMMUNICATION SYS      COM              880775101      1,285    40,000     Sh       Shared-Defined      1      40,000
TEXAS INSTRS INC         COM              882508104        656     6,000     Sh       Shared-Defined      1       6,000
3COM CORP                COM              885535104      1,093    40,000     Sh       Shared-Defined      1      40,000
TIME WARNER INC          COM              887315109      5,226    77,000     Sh       Shared-Defined      1      77,000
TRANSAMERICA CORP        COM              893485102      1,849    25,200     Sh       Shared-Defined      1      25,200
USA NETWORKS INC         COM              902984103        240     6,000     Sh       Shared-Defined      1       6,000
UNIBANCO-UNIAO DE
  BANCOS                 REP PFD UT       90458E107        248    11,000     Sh       Shared-Defined      1      11,000
BRASLGDR
UNITED HEALTHCARE
  CORP                   COM              910581107        583    10,000     Sh       Shared-Defined      1      10,000
UNITED TECHNOLOGIES
  CORP                   COM              913017109      2,855    46,000     Sh       Shared-Defined      1      46,000
WARNER LAMBERT CO        COM              934488107      1,098    17,702     Sh       Shared-Defined      1      17,702
WASHINGTON POST CO       CL B             939640108      1,196     2,150     Sh       Shared-Defined      1       2,150
WATSON
  PHARMACEUTICALS INC    COM              942683103        996    26,000     Sh       Shared-Defined      1      26,000
WEYERHAEUSER CO          COM              962166104      1,595    25,700     Sh       Shared-Defined      1      25,700
WINSTAR
  COMMUNICATIONS INC     COM              975515107        494    10,000     Sh       Shared-Defined      1      10,000
WRIGLEY WM JR CO         COM              982526105      6,382    73,300     Sh       Shared-Defined      1      73,300

                                                                 3

                                                       Column 4:       Column 5:
                                                         Fair    --------------------                                 Column 8:
                                          Column 3:     Market   Shares or              Column 6:    Column 7:    Voting Authority
       Column 1:         Column 2:          CUSIP       Value    Principal  Sh/  Put/  Investment      Other     -------------------
     Name of Issuer   Title of Class       Number     (x$1000)    Amount    Prn  Call  Discretion    Managers    Sole    Shared None
     --------------   --------------      --------    ---------- ---------  ---  ---- -------------- --------    ----   ------  ----

XCEED INC                COM              98388N105        193    10,000     Sh       Shared-Defined      1      10,000
XEROX CORP               COM              984121103      8,074   143,700     Sh       Shared-Defined      1     143,700
YAHOO INC                COM              984332106      6,704    45,300     Sh       Shared-Defined      1      45,300
ZIFF-DAVIS INC           COM              989511100        208    16,000     Sh       Shared-Defined      1      16,000
GLOBAL CROSSING LTD      COM              G3921A100      4,791   101,000     Sh       Shared-Defined      1     101,000
HILFIGER TOMMY CORP      ORD              G8915Z102        751    10,000              Shared-Defined      1      10,000
TEEKAY SHIPPING CORP     COM              V89564104        827    49,000     Sh       Shared-Defined      1      49,000
               Total                                   333,326

                                                                 4